Related Party Transactions (Details) - Schedule of composition of the related party balance - Moringa Acquisition Corp [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Promissory note	$ 300,000	$ 149,990
Legal fees paid by Sponsor		120,000
Accrual for Administrative Services Agreement	10,000
Total	$ 310,000	$ 269,990